Long-term debt (Details 5) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Export Development Canada USD ($)	Dec. 31, 2011 Export Development Canada USD ($)	Dec. 31, 2010 Export Development Canada USD ($)	Dec. 31, 2012 NEXI USD ($)	Dec. 31, 2011 NEXI USD ($)	Dec. 31, 2010 NEXI USD ($)	Dec. 31, 2012 JBIC USD ($)	Dec. 31, 2012 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2011 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2010 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2012 PSI 4,50% USD ($)	Dec. 31, 2011 PSI 4,50% USD ($)	Dec. 31, 2010 PSI 4,50% USD ($)	Dec. 31, 2012 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2011 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2010 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2012 PSI 5,50% USD ($)	Dec. 31, 2011 PSI 5,50% USD ($)	Dec. 31, 2012 BNDES - CLN 150 Mtpy project finance USD ($) mtpy	Dec. 31, 2012 BNDES - CLN 150 Mtpy project finance BRL mtpy	Dec. 31, 2012 Vale Fertilizantes, 6 years USD ($)	Dec. 31, 2012 PSI 2,50% USD ($)	Aug. 31, 2012 Bilateral Pre-Export Finance Agreement USD ($)	Dec. 31, 2012 Export Import Bank of China and the Bank of China Limited USD ($) item	Dec. 31, 2011 Export Import Bank of China and the Bank of China Limited USD ($)	Dec. 31, 2010 Export Import Bank of China and the Bank of China Limited USD ($)	Dec. 31, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2011 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Dec. 31, 2012 Korean Trade Insurance Corporation USD ($) item	Dec. 31, 2011 Korean Trade Insurance Corporation USD ($)
Debt Instrument
Amount available under the facility, maximum																					$ 1,900	3,900			$ 150
Maturity term of bilateral pre-export financing agreement																									5 years
Estimated nominal capacity of northern system railway (in tons per year)																					150	150
Maturity period			10 years			5 years			5 years	9 years			10 years			8 years			10 years		10 years	10 years	6 years	10 years		13 years			5 years			5 years	12 years
Amount drawn			975	500	250	300	300	150		20	18	18	343	258	100	110	109	91	43	43	1,032	2,100	44			837	467	291	1,753	1,368	941		409	161
Amount available for investments from the facility			1,000			2,000			3,000	20			379			121			50		1,900		44	89		1,229			3,572			3,000	528
Secured Debt	$ 1,450	$ 648
Number of Shipyards																																	2
Number of capesize bulkers acquired																																	2
Number of large ore carriers acquired																										12							5